CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Notes receivable, net of allowance	$ 41,608	$ 125,000	$ 0
Accounts receivable, net of allowance	$ 54,000	$ 27,000	$ 111,000
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	100,000,000
Common stock, shares issued	62,146,515	60,813,673	39,497,480
Common stock, shares outstanding	62,146,515	60,813,673	39,497,480